OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 1,071	$ 727
Government authorities	75	511
Receivables from foreign currency derivative contracts	7
Other		114
Other accounts receivable and prepaid expenses	$ 1,153	$ 1,352